Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST
Entity Central Index Key	0001318342
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000092548 [Member]
Shareholder Report [Line Items]
Fund Name	Ironclad Managed Risk Fund
Class Name	Ironclad Managed Risk Fund
Trading Symbol	IRONX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ironclad Managed Risk Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ironcladfunds.com/fund-literature. You can also request this information by contacting us at (888) 979-IRON (4766).
Additional Information Phone Number	(888) 979-IRON (4766)
Additional Information Website	https://www.ironcladfunds.com/fund-literature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ironclad Managed Risk Fund (IRONX)	$62	1.25%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.25% [1]
Net Assets	$ 191,172,447
Holdings Count | Holding	6
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$191,172,447
Total number of portfolio holdings	6
Portfolio turnover rate as of the end of the reporting period	1%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
iShares Core S&P 500 ETF	46.8%
Vanguard S&P 500 ETF	44.1%
SPDR S&P 500 ETF Trust	2.0%
S&P 500 Index Options, Exercise Price: $5,550.00, Expiration Date: 5/16/25	1.9%
Asset Allocation

Largest Holdings [Text Block]	Top Ten Holdings
iShares Core S&P 500 ETF	46.8%
Vanguard S&P 500 ETF	44.1%
SPDR S&P 500 ETF Trust	2.0%
S&P 500 Index Options, Exercise Price: $5,550.00, Expiration Date: 5/16/25	1.9%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]	Annualized.